Capital and financial risk management - Liquidity risk - Borrowings (Details) € in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 EUR (€)
Borrowings and capital resources
Undrawn revolving credit facilities	€ 8.2		€ 8.0
Minimum
Borrowings and capital resources
Long-term borrowings maturity (in years)	1 year
Maximum
Borrowings and capital resources
Long-term borrowings maturity (in years)	37 years
Revolving credit facility
Borrowings and capital resources
Undrawn revolving credit facilities	€ 7.6
Revolving credit facility | Maximum | US Dollar
Borrowings and capital resources
Principal amount		$ 4.0	€ 3.6
Revolving credit facility | Maximum | Euro
Borrowings and capital resources
Principal amount	€ 4.0